Financial Risk Management and Fair Values of Financial Instruments - Schedule of Contract Assets and Accounts Receivable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Contract Assets and Accounts Receivable [Abstract]
Expected loss rate, contract assets
Expected loss rate, accounts receivable	3.00%	0.70%
Total carrying amount, contract assets	$ 3,980,380	$ 3,153,022
Total carrying amount, accounts receivable	8,241,352	8,848,384
Loss allowance, contract assets
Loss allowance, accounts receivable	247,536	65,938
Balance at beginning, contract assets
Balance at beginning, accounts receivable	65,938	107,186	18,195
Acquisition through business combination, contract assets
Acquisition through business combination, accounts receivable		4,212	32,452
Reversal for impairment loss, contract assets
Reversal for impairment loss, accounts receivable		(44,725)
Provision for impairment loss, contract assets
Provision for impairment loss, accounts receivable	192,134		72,808
Write off, contract assets
Write off, accounts receivable	(2,579)		(13,676)
Exchange difference, accounts receivable	(7,957)	(735)	(2,593)
Balance at Ending, contract assets
Balance at Ending, accounts receivable	$ 247,536	$ 65,938	$ 107,186